Federated Hermes U S Treasury Cash Reserves Average Annual Total Returns - Premier Shares [Member] - PRM	12 Months Ended	30 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.17%	4.79%
Performance Inception Date		Jul. 03, 2023